BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES - Potential stock issuances under various options, and warrants (Details) - shares	9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Antidilutive securities excluded from the computation of diluted net loss per share	3,424,440	26,476	19,856,778	385,698
Warrants
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Antidilutive securities excluded from the computation of diluted net loss per share	3,424,291	26,331	19,748,143	261,029
Restricted Stock Units
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Antidilutive securities excluded from the computation of diluted net loss per share				14,132
Stock options
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Antidilutive securities excluded from the computation of diluted net loss per share	149	145	108,635	110,537